OPERATING LEASES - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 1,675	$ 2,335	$ 4,160
Variable lease cost	463	309	1,479
Total operating lease cost	$ 2,138	$ 2,644	$ 5,639